FINANCIAL RISK MANAGEMENT (Details) - Schedule of Maturities of Liabilities - Undiscounted future cash flow basis - GBP (£) £ in Millions	Dec. 31, 2020	Dec. 31, 2019
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Maturities of Liabilities [Line Items]
Deposits from banks	£ 35,509	£ 28,718
Customer deposits	460,257	426,678
Financial liabilities at fair value through profit or loss	28,769	29,511
Debt securities in issue	94,799	125,357
Liabilities arising from non-participating investment contracts	38,450	37,459
Other liabilities (Lease liabilities)	1,765	2,002
Subordinated liabilities	21,468	27,016
Total non-derivative financial liabilities	681,017	676,741
Derivative financial instruments	25,484	33,218
Net settled derivative liabilities	19,834	26,719
Outflows
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Maturities of Liabilities [Line Items]
Derivative financial instruments	185,527	175,759
Inflows
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Maturities of Liabilities [Line Items]
Derivative financial instruments	179,877	169,260
Net flows
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Maturities of Liabilities [Line Items]
Derivative financial instruments	5,650	6,499
Up to 1 month
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Maturities of Liabilities [Line Items]
Deposits from banks	8,584	5,009
Customer deposits	428,634	385,864
Financial liabilities at fair value through profit or loss	3,904	4,370
Debt securities in issue	6,339	5,335
Liabilities arising from non-participating investment contracts	38,450	37,459
Other liabilities (Lease liabilities)	10	2
Subordinated liabilities	105	942
Total non-derivative financial liabilities	486,026	438,981
Derivative financial instruments	18,432	25,937
Net settled derivative liabilities	16,132	23,648
Up to 1 month | Outflows
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Maturities of Liabilities [Line Items]
Derivative financial instruments	45,151	43,118
Up to 1 month | Inflows
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Maturities of Liabilities [Line Items]
Derivative financial instruments	42,851	40,829
Up to 1 month | Net flows
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Maturities of Liabilities [Line Items]
Derivative financial instruments	2,300	2,289
1-3 months
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Maturities of Liabilities [Line Items]
Deposits from banks	2,429	2,564
Customer deposits	13,659	14,433
Financial liabilities at fair value through profit or loss	7,117	5,543
Debt securities in issue	6,599	9,858
Liabilities arising from non-participating investment contracts	0	0
Other liabilities (Lease liabilities)	53	61
Subordinated liabilities	66	1,462
Total non-derivative financial liabilities	29,923	33,921
Derivative financial instruments	2,316	1,473
Net settled derivative liabilities	98	48
1-3 months | Outflows
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Maturities of Liabilities [Line Items]
Derivative financial instruments	36,737	44,379
1-3 months | Inflows
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Maturities of Liabilities [Line Items]
Derivative financial instruments	34,519	42,954
1-3 months | Net flows
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Maturities of Liabilities [Line Items]
Derivative financial instruments	2,218	1,425
3-12 months
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Maturities of Liabilities [Line Items]
Deposits from banks	550	762
Customer deposits	8,387	14,327
Financial liabilities at fair value through profit or loss	5,096	2,255
Debt securities in issue	16,612	19,205
Liabilities arising from non-participating investment contracts	0	0
Other liabilities (Lease liabilities)	182	190
Subordinated liabilities	1,165	1,918
Total non-derivative financial liabilities	31,992	38,657
Derivative financial instruments	1,432	1,168
Net settled derivative liabilities	243	122
3-12 months | Outflows
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Maturities of Liabilities [Line Items]
Derivative financial instruments	32,437	34,012
3-12 months | Inflows
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Maturities of Liabilities [Line Items]
Derivative financial instruments	31,248	32,966
3-12 months | Net flows
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Maturities of Liabilities [Line Items]
Derivative financial instruments	1,189	1,046
1-5 years
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Maturities of Liabilities [Line Items]
Deposits from banks	23,451	20,066
Customer deposits	8,049	10,661
Financial liabilities at fair value through profit or loss	2,139	2,690
Debt securities in issue	45,666	54,638
Liabilities arising from non-participating investment contracts	0	0
Other liabilities (Lease liabilities)	663	803
Subordinated liabilities	8,303	7,837
Total non-derivative financial liabilities	88,271	96,695
Derivative financial instruments	1,713	1,954
Net settled derivative liabilities	933	700
1-5 years | Outflows
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Maturities of Liabilities [Line Items]
Derivative financial instruments	50,646	36,012
1-5 years | Inflows
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Maturities of Liabilities [Line Items]
Derivative financial instruments	49,866	34,758
1-5 years | Net flows
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Maturities of Liabilities [Line Items]
Derivative financial instruments	780	1,254
Over 5 years
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Maturities of Liabilities [Line Items]
Deposits from banks	495	317
Customer deposits	1,528	1,393
Financial liabilities at fair value through profit or loss	10,513	14,653
Debt securities in issue	19,583	36,321
Liabilities arising from non-participating investment contracts	0	0
Other liabilities (Lease liabilities)	857	946
Subordinated liabilities	11,829	14,857
Total non-derivative financial liabilities	44,805	68,487
Derivative financial instruments	1,591	2,686
Net settled derivative liabilities	2,428	2,201
Over 5 years | Outflows
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Maturities of Liabilities [Line Items]
Derivative financial instruments	20,556	18,238
Over 5 years | Inflows
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Maturities of Liabilities [Line Items]
Derivative financial instruments	21,393	17,753
Over 5 years | Net flows
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Maturities of Liabilities [Line Items]
Derivative financial instruments	£ (837)	£ 485